Accounts Receivable	12 Months Ended
Dec. 31, 2025
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE
15.	ACCOUNTS RECEIVABLE

	As of December 31,
	2023	2024	2025
	US$’000	US$’000	US$’000
Receivables from media and entertainment services	5,228	4,973	5,977
Receivables from hotel operation, hospitality and VIP services	111	1,484	1,135
Total	5,339	6,457	7,112

The Group allows a credit period of up to 90 days to its accounts receivables arising from media and entertainment business. The settlement terms of accounts receivable from hotel operation, hospitality and VIP services are specific terms mutually agreed between the contracting parties.

The Group seeks to maintain strict control over its outstanding receivables and has a credit control team to minimize credit risk. Overdue balances are reviewed regularly by management of the Group. The Group does not hold any collateral over its accounts receivable. The directors of the Company assess that there has been no significant increase in credit risk or defaults, owing to the debtor’s background and their established history of payment arrangements.

	As of December 31,
	2023	2024	2025
	US$’000	US$’000	US$’000
Not yet due	2,454	3,399	2,318
Past due
– within 1 month	595	780	1,275
– 1 to 3 months	1,204	1,106	1,607
– Over 3 months	1,086	1,172	1,912
Total	5,339	6,457	7,112

Except for significant and credit-impaired accounts receivable which are assessed individually, the Group has applied the simplified approach under IFRS 9 to measure the loss allowance, using the lifetime ECL method performed on a collective basis. An impairment analysis of accounts receivable is performed at each reporting date using probability of default approach to measure expected credit losses. The probability of default and loss given default are estimated based on the Group’s assessment on credit ratings of the accounts receivable and historical loss experience. The calculation reflects the probability-weighted outcome, the time value of money and reasonable and supportable information that is available at the reporting date about past events, current conditions and forecasts of future economic conditions. The calculation of ECL considers forward-looking information through the use of publicly available economic data and forecasts, including macroeconomic data such as GDP growth and unemployment rate, to reflect the qualitative factors and through the use of multiple probability weighted scenarios.

As at 31 December 2023, 2024 and 2025, the expected credit loss assessed on trade receivables was immaterial. Accordingly, no material loss allowance was recognised.